Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Income tax receivables	$ 6,786	$ 9,508
Bond trade settlement receivable	4,163	0
Value added and other non-income tax receivables	3,376	3,847
Other	11,934	12,835
Total	$ 26,259	$ 26,190